Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended									1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Investments in affiliates [member]	Dec. 31, 2012 Investments in affiliates [member]	Dec. 31, 2011 Investments in affiliates [member]	Dec. 31, 2013 The Blackstone Group and its affiliates [member]	Dec. 31, 2012 The Blackstone Group and its affiliates [member]	Dec. 31, 2011 The Blackstone Group and its affiliates [member]	Jan. 31, 2014 HGV Grand Islander [Member]	Jan. 31, 2014 HGV Grand Islander [Member] The Blackstone Group and its affiliates [member]
Related Party Transaction [Line Items]
Management and franchise fees						$ 31	$ 29	$ 32	$ 42	$ 29	$ 23
Other revenues from managed and franchised properties	1,747	1,591	3,405	3,124	2,927	174	172	148	174	135	101
Accounts receivable, net of allowance for doubtful accounts	858		731	719		21	21		26	28
Contract acquisition costs	21	10	44	31	53		0	18	15	1	5
Management and franchise contracts, net	1,390		1,452	1,600		18	18		20	6
Financing receivables, net	359		635	815		15	17
Interest income	6	3	9	15	11	3	3	3
Equity method investment ownership percentage range						10 percent and 50 percent
Accounts payable, accrued expenses and other	1,999		2,079	1,922					14	5
Proceeds from asset dispositions	35	0	0	0	65							25	25
Purchases of products and services									$ 24	$ 26	$ 23